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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LORD ABBETT SERIES FUND, INC.

Total Return Portfolio

Supplement dated January 2, 2020 to the

Prospectus dated May 1, 2019

Effective January 2, 2020, the Fund’s benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index.

The following sentence replaces the second sentence of the fifth paragraph under “Principal Investment Strategies” on page 3 of the prospectus:

Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (which was approximately 5.88 years as of November 29, 2019).

The following sentence replaces the last sentence of the ninth paragraph under “More Information About the Fund – Principal Investment Strategies” on page 14 of the prospectus:

Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Bloomberg Barclays U.S. Aggregate Bond Index (which was approximately 5.88 years as of November 29, 2019).

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Total Return Portfolio